Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Myriad Dynamic Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	Myriad Dynamic Asset Allocation ETF
Class Name	Myriad Dynamic Asset Allocation ETF
Trading Symbol	MDAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Myriad Dynamic Asset Allocation ETF for the period of October 2, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://myriadetf.com/fund. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://myriadetf.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Myriad Dynamic Asset Allocation ETF	$47	0.95%
[1],[2]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 380,770,276
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$380,770,276
Number of Holdings	63
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of net assets)
iShares Core MSCI Emerging Markets ETF	20.9%
iShares MSCI Emerging Markets ex China ETF	15.4%
iShares Gold Trust Micro	9.5%
NVIDIA Corp.	4.6%
Alphabet, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.7%
First American Government Obligations Fund	2.2%
Freeport-McMoRan, Inc.	2.0%
JPMorgan Chase & Co.	1.5%

Security Type	(% of net assets)
Common Stocks	48.1%
Exchange Traded Funds	45.8%
Money Market Funds	2.2%
Purchased Option Contracts	1.1%
Written Option Contracts	-0.1%
Futures Contracts	-0.6%
Cash & Other	3.5%

Updated Prospectus Web Address	https://myriadetf.com/fund

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from commencement date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.